Rule 497(e)
                                      Registration Nos. 333-143964 and 811-21944


                      FIRST TRUST EXCHANGE-TRADED FUND II

                    FIRST TRUST NASDAQ CEA CYBERSECURITY ETF
                                  (the "Fund")

                          SUPPLEMENT TO THE PROSPECTUS
                               DATED JULY 7, 2015
                                      AND
                      STATEMENT OF ADDITIONAL INFORMATION
             DATED JULY 7, 2015, AS SUPPLEMENTED ON OCTOBER 5, 2015

                            DATED DECEMBER 21, 2015


            1. Notwithstanding anything to the contrary in the Fund's prospectus or statement of additional information, the Fund's name is changed to "First Trust NASDAQ Cybersecurity ETF."

            2. Notwithstanding anything to the contrary in the Fund's prospectus or statement of additional information, any reference to "NASDAQ CEA Cybersecurity Index(SM)" is changed to "NASDAQ CTA Cybersecurity Index(SM)."

            3. Notwithstanding anything to the contrary in the Fund's prospectus or statement of additional information, any reference to "Consumer Electronics Association" is changed to "Consumer Technology Association" and any reference to "CEA" is changed to "CTA."



          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE